Accounts Receivable, Net (Details)	Dec. 31, 2021	Dec. 31, 2020
Distributor One [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivables, percentage	23.70%	67.90%
Distributor Two [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivables, percentage	20.60%	14.20%